UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22728

Elessar Funds Investment Trust

(Exact name of registrant as specified in charter)

1111 Superior Ave  Suite 1310

Cleveland, Ohio  44114

(Address of principal executive offices)(Zip code)

Mitch Krahe

Elessar Funds Investment Trust

1111 Superior Ave  Suite 1310

Cleveland, Ohio  44114

 (Name and address of agent for service)

Registrant's telephone number, including area code: (216) 357-7412

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Elessar Small Cap Value Fund
Schedule of Investments
June 30, 2014 (Unaudited)

Shares	Value

COMMON STOCKS - 49.11%

Crude Petroleum & Natural Gas - 2.00%
66,419	PetroQuest Energy, Inc.	$ 499,471

Electric Services - 1.03%
9,582	Great Plains Energy, Inc.	257,468

Electronic Computers - 2.88%
11,761	Omnicell, Inc. *	337,658
9,373	NICE Systems, Ltd. ADR	382,512
720,170
Fire, Marine & Casualty Insurance - 2.50%
15,344	Employers Holdings, Inc.	324,986
41,702	Meadowbrook, Insurance Group, Inc.	299,837
624,823
Industrial Instruments For Measurement, Display & Control - 1.04%
26,359	Rudolph Technologies, Inc. *	260,427

Instruments For Measuring & Testing of Electricity & Electrical Signals - 1.48%
40,687	Xcerra Corp. *	370,252

Machine Tools, Metal Cutting Types - 0.98%
5,284	Kennametal, Inc.	244,544

Metal Forgings & Stampings - 1.09%
7,403	Materion Corp.	273,837

Miscellaneous Manufacturing Industries - 1.06%
8,149	Hillenbrand, Inc.	265,820

Motor Vehicle Parts & Accessories - 1.24%
28,926	Stoneridge, Inc. *	310,087

National Commercial Banks - 4.09%
13,553	BBCN Bancorp., Inc.	216,170
14,956	First Financial Bancorp.	257,393
12,410	First Merchants Corp.	262,347
14,598	FirstMerit Corp.	288,311
1,024,221
Newspapers: Publishing or Publishing & Printing - 1.34%
37,732	Journal Communications, Inc. *	334,683

Oil & Gas Field Services, NEC - 1.48%
12,657	Basic Energy Services, Inc. *	369,838

Paper Mills - 1.20%
6,986	Domtar Corp.	299,350

Radio & TV Broadcasting & Communications Equipment - 1.43%
12,120	Orbital Sciences Corp. *	358,146

Retail-Miscellaneous Shopping Goods Stores - 0.66%
13,403	Big 5 Sporting Goods Corp.	164,455

Savings Institution, Federally Chartered - 3.44%
17,493	Flushing Financial Corp.	359,481
16,269	Provident Financial Services, Inc.	281,779
8,120	ViewPoint Financial Group, Inc.	218,509
859,769
Semiconductors & Related Devices - 2.71%
14,896	Microsemi Corp. *	398,617
29,165	RF Micro Devices, Inc. *	279,692
678,309
Services-Business Services, NEC - 2.84%
36,994	Sizmek, Inc. *	352,553
26,747	Premier Global Services, Inc. *	357,072
709,625
Services-Computer Integrated Systems Design - 1.34%
15,403	Sykes Enterprises, Inc. *	334,707

Services-Computer Programming Services - 1.90%
5,254	Synaptics, Inc. *	476,223

Services-Engineering Services - 1.16%
6,328	URS Corp.	290,139

Services-Equipment Rental & Leasing, NEC - 1.33%
15,075	CAI International, Inc. *	331,801

Services-Hospitals - 1.23%
4,955	Magellan Health Services, Inc. *	308,399

Services-Personal Services - 1.23%
17,941	Carriage Services, Inc.	307,329

State Commercial Banks - 1.54%
5,582	IberiaBank Corp.	386,219

Title Insurance - 1.91%
9,373	Argo Group International Holdings, Ltd. (Bermuda)	479,054

Truck Trailers - 1.63%
28,538	Wabash National Corp. *	406,666

Wholesale-Electrical Apparatus & Equipment, Wiring Supplies - 1.35%
4,925	EnerSys	338,791

TOTAL FOR COMMON STOCKS (Cost $10,149,182) - 49.11%	$ 12,284,623

REAL ESTATE INVESTMENT TRUSTS - 5.88%
59,613	Cedar Realty Trust, Inc.	372,581
14,150	Corporate Office Properties Trust	393,512
13,612	Cyrusone, Inc.	338,939
22,000	Ramco-Gershenson Properties Trust	365,640

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $1,290,431) - 5.88%	$ 1,470,672

SHORT TERM INVESTMENTS - 42.71%
10,685,710	Invesco Short Term Investments Treasury 0.01% **	10,685,710

TOTAL FOR SHORT TERM INVESTMENTS (Cost $10,685,710) - 42.71%	$ 10,685,710

TOTAL INVESTMENTS (Cost $22,125,323) - 97.70%	$ 24,441,005

OTHER ASSETS LESS LIABILITIES - 2.30%	575,389

NET ASSETS - 100.00%	$ 25,016,394

* Non Income Producing.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2014.

NOTES TO FINANCIAL STATEMENTS
DMS India MidCap Index Fund
1. SECURITY TRANSACTIONS

At June 30, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $22,125,323 amounted to $2,315,682, which consisted of aggregate gross unrealized appreciation of $2,495,715 and aggregate gross unrealized depreciation of $180,033.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$12,284,623	$0	$0	$12,284,623
Real Estate Investment Trusts	$1,470,672	$0	$0	$1,470,672
Cash Equivalents	$10,685,710	$0	$0	$10,685,710
Total	$24,441,005	$0	$0	$24,441,005

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elessar Funds Investment Trust

By /s/Mitch Krahe

*Mitch Krahe

Secretary/Chief Compliance Officer

Date  August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Mitch Krahe

*Mitch Krahe

Secretary/Chief Compliance Officer

Date August 29, 2014

* Print the name and title of each signing officer under his or her signature.